Fair Values - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	$ 7,306	$ 5,264
Mortgage IRLCs	165	70
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	7,306	5,264
Mortgage IRLCs	165	70
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	7,306	5,264
Mortgage IRLCs	165	70
Recurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	7,306	5,264
Mortgage IRLCs	165	70
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	522,063	538,064
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	522,063	538,064
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	911,493	761,153
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	911,493	761,153
Recurring basis | Equity securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,710	2,698
Recurring basis | Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,941	1,922
Recurring basis | Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	769	776
Recurring basis | Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis | Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 226	$ 226